Contingencies and Commitments (Details 2) (CNY) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 "Take or pay" supply agreements	Dec. 31, 2010 "Take or pay" supply agreements	Dec. 31, 2009 "Take or pay" supply agreements	Dec. 31, 2011 Other Multi-year supply agreements	Dec. 31, 2011 Polysilicon Mg	Dec. 31, 2011 Silicon wafers millionsofwafers
Supplier contract
Purchases made under "take or pay" agreements			1,600,725	1,315,832	415,201
2012	3,933,339		1,691,104			2,242,235
2013	2,366,618		1,091,631			1,274,987
2014	1,650,779		1,321,299			329,480
2015	1,973,164		1,644,535			328,629
2016	2,028,036		1,608,620			419,416
Thereafter	4,697,320		4,697,320
Total	16,649,256		12,054,509			4,594,747
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2012-2016 (in millions)							3,751	2,515
Outstanding supplier advances	421,478	493,915	1,163,350	1,220,403